Subsequent Events (Details Narrative) (10-K) - USD ($)													3 Months Ended
	Aug. 31, 2020	Aug. 10, 2020	Aug. 07, 2020	Jul. 31, 2020	Jul. 29, 2020	Jul. 02, 2020	Jul. 01, 2020	Jun. 23, 2020	Jun. 18, 2020	Jun. 04, 2020	Sep. 30, 2019	Sep. 16, 2019	Aug. 31, 2020	Aug. 20, 2020	Aug. 17, 2020	Aug. 16, 2020	May 31, 2020	Apr. 22, 2020	May 31, 2019
Repayment of debt						$ 152,500
Debt instrument, default interest rate						10.00%
Number of common stock issued							25,000			85,905			250,000
Outstanding shares of common stock description								The Company's outstanding shares of common stock, at a ratio of no less than 1-for-2 and no more than 1-for-10, with such ratio to be determined by the sole discretion of the Board of Directors, with any fractional shares being rounded up to the next higher whole shares (the "Reverse Split").
Common stock, authorized	36,000,000												36,000,000		36,000,000	20,000,000	36,000,000		20,000,000
Number of shares of common stock restricted							150,000							150,000
Cash														$ 150,000
Accrued interest	$ 216,625				$ 150,000	$ 15,000							$ 216,625
Number of common stock shares issued					757,000								250,000
Minimum [Member]
Common stock, authorized															20,000,000
Maximum [Member]
Number of common stock issued											6,449,000
Common stock, authorized															36,000,000
2020 Plan [Member]
Common stock, authorized								1,000,000										1,000,000
Award available shares																	1,000,000
Jed Kaplan [Member]
Number of common stock issued	45,000			320,000
Contribution funded														25,272
Principal balances outstanding														$ 90,000
Number of shares of common stock restricted												70,000
Accrued interest	$ 75,000												$ 75,000				$ 75,000
Number of common stock shares issued	45,000			320,000
Securities Purchase Agreement [Member]
Principal amount of debt instrument		$ 333,333
Debt instrument, default interest rate		12.00%
Number of common stock issued		33,333
Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Self-Amortization Note [Member]
Original issue discount			$ 82,999						$ 149,500
Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Self-Amortization Note [Member]
Debt maturity date									Jun. 18, 2021
Principal amount of debt instrument									$ 550,000
Repayment of debt									$ 550,000
Debt instrument, default interest rate									12.00%
Original issue discount									$ 55,000
Debt description									The Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company's common stock to the Holder as additional consideration.
Number of common stock issued									55,000
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt maturity date			Aug. 07, 2021
Principal amount of debt instrument			$ 333,333
Repayment of debt			$ 333,333
Debt instrument, default interest rate			12.00%
Original issue discount			$ 33,333
Number of common stock issued			33,333
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Repayment of debt			$ 300,000